Note 5 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Long-term debt, gross	$ 32,697,000	$ 35,590,000
Less: Current portion	(3,912,000)	(4,699,028)
Long-term portion	28,785,000	30,890,972
Deferred Charges, current portion	126,098	142,767
Deferred charges, long-term portion	188,511	196,619
Long-term debt, current portion net of deferred charges	3,785,902	4,556,261
Long-term debt, long-term portion net of deferred charges	28,596,489	30,694,353
Debt discount, current portion	(586,009)	(353,000)
Debt discount, long-term portion	(1,155,962)	(883,112)
Long-term debt, current portion net of deferred charges and debt discount	3,199,893	4,203,261
Long-term debt, long-term portion net of deferred charges and debt discount	27,440,527	29,811,241
Allendale Investments S.A. [Member]
Long-term debt, gross	7,900,000	7,900,000
Oinousses Navigation Ltd., Corfu Navigation Ltd., Bridge Shipping Ltd., and Athens Shipping Ltd. [Member]
Long-term debt, gross	16,500,000	17,500,000
Noumea Shipping Ltd. Borrower [Member]
Long-term debt, gross	3,947,000	5,640,000
Gregos Shipping Ltd [Member]
Long-term debt, gross	$ 4,350,000	$ 4,550,000